Schedule H, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 026 - USD ($) $ in Thousands			12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number			57-0248420
Plan number			026
Total investments	$ 1,503,371	$ 1,627,713	$ 1,503,371	$ 1,627,713
Investment, Current Value	1,499,556		1,499,556
Notes receivable from participants	$ 33,102		33,102
Participant loan, interest rate	7.75%	8.50%
EBP, Asset Held for Investment	$ 1,532,658		$ 1,532,658
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate			4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate			9.50%	9.50%
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	0	$ 28,275	$ 0	$ 28,275
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2025 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	67,324	77,155	67,324	77,155
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	111,669	131,363	111,669	131,363
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2035 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	99,012	98,764	99,012	98,764
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	95,936	96,440	95,936	96,440
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2045 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	49,670	47,058	49,670	47,058
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	58,494	58,436	58,494	58,436
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2055 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	42,025	37,803	42,025	37,803
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	25,304	23,523	25,304	23,523
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement 2065 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	16,976	13,020	16,976	13,020
Investment, Identifier [Axis]: Collective Trusts, SSGA Retirement Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	32,879	11,286	32,879	11,286
Investment, Identifier [Axis]: Collective Trusts, Bond Market Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	104,753	115,986	104,753	115,986
Investment, Identifier [Axis]: Collective Trusts, International Stock Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	115,027	115,921	115,027	115,921
Investment, Identifier [Axis]: Collective Trusts, Russell Small Cap Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	51,978	59,334	51,978	59,334
Investment, Identifier [Axis]: Collective Trusts, S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	362,735	392,516	362,735	392,516
Investment, Identifier [Axis]: Collective Trusts, S&P Mid-Cap Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	111,178	126,162	111,178	126,162
Investment, Identifier [Axis]: Common Stock and Mutual Funds, Self-Managed Account
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	9,576	9,413	9,576	9,413
Investment, Identifier [Axis]: Common Stock and Mutual Funds, Sonoco Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	33,124	41,050	33,124	41,050
Investment, Identifier [Axis]: Stable Value Fund, Gilliard Intermediate Core Fund L
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	64,918		64,918
Investment, Identifier [Axis]: Stable Value Fund, Gilliard Short Core Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, Current Value	44,038		$ 44,038
Investment, Identifier [Axis]: Stable Value Fund, Massachusetts Mutual Life Ins. Co., Synthetic Investment Contract 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.21%
Investment, Identifier [Axis]: Stable Value Fund, Massachusetts Mutual Life Ins. Co., Synthetic Investment Contract 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.21%
Investment, Identifier [Axis]: Stable Value Fund, Metropolitan Tower Life Ins. Co., Synthetic Investment Contract 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.23%
Investment, Identifier [Axis]: Stable Value Fund, Metropolitan Tower Life Ins. Co., Synthetic Investment Contract 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.23%
Investment, Identifier [Axis]: Stable Value Fund, Short-Term Investment Fund II
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	2,940	4,507	$ 2,940	4,507
Investment, Identifier [Axis]: Stable Value Fund, Synthetic guaranteed investment contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Total investments	$ 112,771	$ 139,701	$ 112,771	$ 139,701
Investment, Identifier [Axis]: Stable Value Fund, Transamerica Premier Life Ins. Co., Synthetic Investment Contract 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.25%
Investment, Identifier [Axis]: Stable Value Fund, Transamerica Premier Life Ins. Co., Synthetic Investment Contract 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.25%
Investment, Identifier [Axis]: Stable Value Fund, Voya Ret. Ins. and Annuity Co., Synthetic Investment Contract 1
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.25%
Investment, Identifier [Axis]: Stable Value Fund, Voya Ret. Ins. and Annuity Co., Synthetic Investment Contract 2
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, interest rate			3.25%